ROU Assets and Operating Lease Liabilities	12 Months Ended
Mar. 31, 2025
ROU Assets and Operating Lease Liabilities [Abstract]
ROU Assets and Operating Lease Liabilities

6. ROU Assets and Operating Lease Liabilities

As of March 31, 2025 and 2024, the Group subsisted of the following non-cancellable lease contract.

Description of lease	Lease term
Office at China Insurance Group Building, Hong Kong	2 years from March 1, 2022 to February 29, 2024
Office at China Insurance Group Building, Hong Kong	3 years from March 1, 2024 to February 28, 2027

(a)	Amounts recognized in the consolidated balance sheet:

	As of March 31,
	2025	2024
Right-of-use assets	$185,684	$280,903

Operating lease liabilities
Current	117,818	91,990
Non-current	81,284	197,932
	$199,102	$289,922

Weighted average remaining lease terms (in years)	1.92	2.92

(b)	Information related to operating lease activities during the years ended March 31, 2025, 2024 and 2023 are as follows:

	For the Years Ended March 31,
	2025	2024	2023
ROU assets obtained in exchange for operating lease liabilities	$-	$288,928	$-

Amortization of ROU assets	96,697	71,094	68,678
Interest on operating lease liabilities	10,276	1,722	2,446
Total operating lease expenses, included within Occupancy Costs	$106,973	$72,816	$71,124

(c)	The following table summarizes the remaining contractual maturities of lease liabilities under operating lease as of March 31, 2025:

During the year ended March 31,
2026	$123,395
2027	82,264
Total future lease payments	205,659
Less: imputed interest	(6,557)
Present value of lease obligations	$199,102

The weighted-average discount rates used to determine the operating lease liabilities as of March 31, 2025 and 2024 was 4.1%.

The following table represents the minimum cash lease payments included in the measurement of lease liabilities for the years ended March 31, 2025, 2024 and 2023:

	For the Years Ended March 31,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Cash outflows for operating leases	$102,636	$70,534	$70,407